Income Tax - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Taxes [Line Items]
Deferred Tax Valuation allowance increase	$ 13,700,000
Unrecognized tax benefits	0
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Federal research and development tax credit carryforwards	2,400,000
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 125,300,000
Operating loss carryforwards, expiration date	Dec. 31, 2024
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 1,500,000
Operating loss carryforwards, expiration date	Dec. 31, 2019